1933 Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON November 7, 2018

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Post-Effective Amendment No. 553    [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

Amendment No. 556    [X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga     Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor     Stradley Ronon Stevens & Young, LLP
New York, New York 10022    1250 Connecticut Avenue, N.W., Suite 500 (NAME AND ADDRESS OF AGENT FOR SERVICE)        Washington D.C. 20036
It is proposed that this filing will become effective: (check appropriate box) [ X ]    immediately upon filing pursuant to paragraph (b)
[ ]    On [date] pursuant to paragraph (b)

[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on [date] pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 553 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 7th day of November, 2018.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
Luis Berruga, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name     Title    Date

/s/Luis Berruga Luis Berruga /s/Chang Kim Chang Kim	Trustee, President Treasurer	November 7, 2018 November 7, 2018

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	November 7, 2018

/s/Charles A. Baker* Charles A. Baker	Trustee	November 7, 2018

/s/Clifford J. Weber* Clifford J. Weber	Trustee	November 7, 2018

/s/ Luis Berruga Luis Berruga *Attorney-in-Fact, pursuant to power of attorney		November 7, 2018

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase